Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 0	$ 0
Major foreign subsidiaries NOL	$ 333
Effective income tax rate	23.00%	23.00%	23.00%
Corporate statutory tax rate on 2018 and thereafter				23.00%
Corporate statutory tax rate on 2017				24.00%
Tax credit carryforwards	$ 113
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	531
Approved Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	22,252
Contingent income tax liabilities, Dividend distribution	5,563
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	3,383
Contingent income tax liabilities, Dividend distribution	$ 845